Provision for contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current provisions [abstract]
Civil	R$ 26,365	R$ 33,343
Labor	45,797	18,387
Provisions, Gross	72,162	51,730
Labor Deposits	(11,559)	(10,167)
Provisions	60,603	41,563
Total current provisions	46,233	27,653
Provision for contingencies	R$ 14,370	R$ 13,910